UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Value Fund

Schedule of Investments

January 31, 2010 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.8%)
Aerospace & Defense (0.8%)
Alliant Techsystems, Inc.*§	721	$56,937
Cubic Corp.	51	1,992
General Dynamics Corp.	2,300	153,755
ITT Corp.	1,700	82,127
L-3 Communications Holdings, Inc.	1,000	83,340
Lockheed Martin Corp.	5,600	417,312
Northrop Grumman Corp.	2,300	130,180
Raytheon Co.	900	47,187
Spirit Aerosystems Holdings, Inc. Class A*	500	10,725
The Boeing Co.	5,100	309,060
United Technologies Corp.	600	40,488
		1,333,103
Air Freight & Logistics (0.2%)
FedEx Corp.	2,500	195,875
United Parcel Service, Inc. Class B	900	51,993
		247,868
Airlines (0.0%)
Southwest Airlines Co.	4,100	46,453

Auto Components (0.1%)
Autoliv, Inc.	800	34,248
Johnson Controls, Inc.	2,400	66,792
WABCO Holdings, Inc.	675	17,449
		118,489
Automobiles (0.2%)
Ford Motor Co.*	24,900	269,916
Harley-Davidson, Inc.§	1,700	38,658
		308,574
Beverages (0.4%)
Central European Distribution Corp.*§	500	16,025
Coca-Cola Enterprises, Inc.	600	12,114
Constellation Brands, Inc. Class A*	1,400	22,512
Dr. Pepper Snapple Group, Inc.	2,000	55,320
Molson Coors Brewing Co. Class B	800	33,600
Pepsi Bottling Group, Inc.	400	14,880
PepsiAmericas, Inc.	400	11,620
PepsiCo, Inc.	4,100	244,442
The Coca-Cola Co.	3,800	206,150
		616,663
Biotechnology (1.7%)
Amgen, Inc.*	44,900	2,625,752
Biogen Idec, Inc.*	100	5,374
Genzyme Corp.*	600	32,556
Gilead Sciences, Inc.*	300	14,481
Myriad Genetics, Inc.*	700	16,450
		2,694,613
Building Products (0.0%)
Armstrong World Industries, Inc.*§	600	21,858
Masco Corp.	1,700	23,052
		44,910
Capital Markets (4.0%)
American Capital, Ltd.*	1	4
Ameriprise Financial, Inc.	2,000	76,480
BlackRock, Inc.§	1,500	320,730
Federated Investors, Inc. Class B	3,500	88,830

	Number of Shares	Value

COMMON STOCKS
Capital Markets
Franklin Resources, Inc.	3,700	$366,411
Greenhill & Co., Inc.	100	7,780
Invesco, Ltd.	3,000	57,900
Legg Mason, Inc.	1,200	30,936
Morgan Stanley	7,900	211,562
Raymond James Financial, Inc.§	700	17,717
State Street Corp.	2,200	94,336
The Bank of New York Mellon Corp.	7,400	215,266
The Goldman Sachs Group, Inc.	32,400	4,818,528
		6,306,480
Chemicals (0.7%)
Air Products & Chemicals, Inc.	1,100	83,556
Airgas, Inc.	600	25,356
Albemarle Corp.	700	25,004
Ashland, Inc.	600	24,246
Cabot Corp.	800	20,624
Celanese Corp. Series A	400	11,640
Cytec Industries, Inc.	300	11,193
E.I. Du Pont de Nemours & Co.	4,800	156,528
Eastman Chemical Co.	3,320	187,679
Ecolab, Inc.	500	21,950
Huntsman Corp.	1,200	14,628
International Flavors & Fragrances, Inc.	1,993	79,262
Lubrizol Corp.	200	14,738
Monsanto Co.	100	7,588
PPG Industries, Inc.	1,300	76,284
RPM International, Inc.	5,800	108,460
The Dow Chemical Co.	8,700	235,683
The Mosaic Co.	100	5,351
The Scotts Miracle-Gro Co. Class A	1,171	46,489
Valspar Corp.	700	18,536
		1,174,795
Commercial Banks (5.8%)
Associated Banc-Corp.§	1,200	15,264
Bancorpsouth, Inc.§	8,600	196,768
Bank of Hawaii Corp.	300	13,644
BB&T Corp.	5,300	147,711
BOK Financial Corp.	300	14,223
CapitalSource, Inc.§	6,200	29,698
City National Corp.§	200	9,878
Comerica, Inc.	1,200	41,412
Commerce Bancshares, Inc.	200	7,916
Cullen/Frost Bankers, Inc.§	22,091	1,133,710
Fifth Third Bancorp	6,500	80,860
First Citizens BancShares, Inc. Class A	170	28,511
First Horizon National Corp.*	2,029	26,276
Fulton Financial Corp.§	3,984	36,812
Huntington Bancshares, Inc.	22,100	105,859
Keycorp	6,900	49,542
M&T Bank Corp.§	2,100	154,875
Marshall & Ilsley Corp.	4,000	27,640
PNC Financial Services Group, Inc.	42,900	2,377,947
Regions Financial Corp.	8,400	53,340
SunTrust Banks, Inc.§	3,900	94,887
Synovus Financial Corp.§	8,300	22,908
TCF Financial Corp.§	700	10,248
U.S. Bancorp	97,500	2,445,300
Valley National Bancorp§	1,000	13,750
Wells Fargo & Co.	74,800	2,126,564
Zions Bancorporation	1,100	20,867
		9,286,410

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	700	$22,757
Cintas Corp.	1,000	25,110
Corrections Corp. of America*	700	13,097
Covanta Holding Corp.*	800	14,000
Pitney Bowes, Inc.	1,500	31,380
R. R. Donnelley & Sons Co.	1,700	33,694
Republic Services, Inc.	1,900	50,901
Waste Management, Inc.	400	12,820
		203,759
Communications Equipment (0.2%)
Brocade Communications Systems, Inc.*§	2,000	13,740
CommScope, Inc.*	600	16,326
EchoStar Corp. Class A*	9,200	176,640
Motorola, Inc.*	14,800	91,020
Plantronics, Inc.	300	7,926
Tellabs, Inc.*	3,000	19,290
		324,942
Computers & Peripherals (2.7%)
Apple, Inc.*	1,100	211,332
EMC Corp.*	86,600	1,443,622
Hewlett-Packard Co.	4,200	197,694
International Business Machines Corp.	1,400	171,346
Lexmark International, Inc. Class A*	500	12,895
NetApp, Inc.*	11,600	337,908
SanDisk Corp.*	900	22,878
Seagate Technology	1,500	25,095
Western Digital Corp.*	48,277	1,834,043
		4,256,813
Construction & Engineering (0.2%)
Dycom Industries, Inc.*	20	163
Fluor Corp.	5,669	257,032
KBR, Inc.	1,661	31,111
Quanta Services, Inc.*	1,300	23,686
URS Corp.*	600	26,928
		338,920
Construction Materials (0.0%)
Martin Marietta Materials, Inc.§	100	7,918
Vulcan Materials Co.	1,000	44,190
		52,108
Consumer Finance (1.6%)
American Express Co.	62,300	2,346,218
AmeriCredit Corp.*§	700	14,679
Capital One Financial Corp.	2,700	99,522
Discover Financial Services	4,400	60,192
SLM Corp.*	2,900	30,537
		2,551,148
Containers & Packaging (0.1%)
Aptargroup, Inc.	400	14,192
Ball Corp.	200	10,158
Bemis Co., Inc.	900	25,254
Greif, Inc. Class A	200	9,672
Packaging Corp. of America	700	15,428
Pactiv Corp.*	500	11,275
Sealed Air Corp.	1,500	29,760
Sonoco Products Co.	700	19,432
Temple-Inland, Inc.	1,000	17,370
		152,541

	Number of Shares	Value

COMMON STOCKS
Distributors (0.0%)
Genuine Parts Co.	1,200	$45,216

Diversified Consumer Services (2.0%)
Corinthian Colleges, Inc.*§	62,600	876,400
DeVry, Inc.	7,100	433,526
H&R Block, Inc.	86,800	1,867,936
ITT Educational Services, Inc.*§	200	19,374
Service Corp. International	1,400	10,738
		3,207,974
Diversified Financial Services (3.9%)
Bank of America Corp.	104,044	1,579,388
Citigroup, Inc.*	433,500	1,439,220
CME Group, Inc.	900	258,138
Interactive Brokers Group, Inc. Class A*§	1,200	19,080
JPMorgan Chase & Co.	73,900	2,877,666
Leucadia National Corp.*	800	17,864
NYSE Euronext	1,400	32,774
The NASDAQ OMX Group, Inc.*	500	8,995
		6,233,125
Diversified Telecommunication Services (5.3%)
AT&T, Inc.	91,305	2,315,495
CenturyTel, Inc.§	2,400	81,624
Frontier Communications Corp.§	900	6,849
Qwest Communications International, Inc.	45,400	191,134
Verizon Communications, Inc.	199,800	5,878,116
Windstream Corp.§	1,700	17,527
		8,490,745
Electric Utilities (2.6%)
Allegheny Energy, Inc.	900	18,855
American Electric Power Co., Inc.	3,700	128,205
DPL, Inc.	700	18,788
Duke Energy Corp.	10,000	165,300
Edison International	2,700	89,964
Entergy Corp.	1,700	129,727
Exelon Corp.	8,500	387,770
FirstEnergy Corp.	59,800	2,608,476
FPL Group, Inc.	2,800	136,528
Great Plains Energy, Inc.§	900	16,074
Hawaiian Electric Industries, Inc.§	900	17,802
Northeast Utilities	1,200	30,384
NV Energy, Inc.	1,000	11,520
Pepco Holdings, Inc.	1,600	26,272
Pinnacle West Capital Corp.	900	32,238
Progress Energy, Inc.	2,200	85,734
Southern Co.	6,000	192,000
Westar Energy, Inc.	700	14,931
		4,110,568
Electrical Equipment (0.4%)
Brady Corp. Class A	500	14,130
Emerson Electric Co.	6,000	249,240
First Solar, Inc.*§	100	11,330
General Cable Corp.*§	6,900	200,790
Rockwell Automation, Inc.§	1,300	62,712
Thomas & Betts Corp.*	800	27,008
		565,210
Electronic Equipment, Instruments & Components (0.2%)
Arrow Electronics, Inc.*	500	13,135
Avnet, Inc.*	700	18,508
Corning, Inc.	2,000	36,160

	Number of Shares	Value

COMMON STOCKS
Electronic Equipment, Instruments & Components
Ingram Micro, Inc. Class A*	1,400	$23,660
Jabil Circuit, Inc.	800	11,584
Molex, Inc.	1,100	22,176
Tech Data Corp.*	5,600	228,200
		353,423
Energy Equipment & Services (1.1%)
Baker Hughes, Inc.§	800	36,224
BJ Services Co.	700	14,469
FMC Technologies, Inc.*	2,700	143,559
Halliburton Co.	7,000	204,470
Helix Energy Solutions Group, Inc.*	800	8,488
Helmerich & Payne, Inc.§	500	20,915
Nabors Industries, Ltd.*	2,200	49,060
National-Oilwell Varco, Inc.	8,300	339,470
Oceaneering International, Inc.*	200	10,940
Oil States International, Inc.*	300	11,052
Patterson-UTI Energy, Inc.§	1,000	15,360
Pride International, Inc.*	700	20,720
Rowan Cos., Inc.*	900	19,332
Schlumberger, Ltd.	9,700	615,562
SEACOR Holdings, Inc.*	100	7,025
Seahawk Drilling, Inc.*	6	126
Smith International, Inc.§	600	18,192
Superior Energy Services, Inc.*	600	13,782
Tidewater, Inc.	2,700	126,414
Unit Corp.*	300	13,662
		1,688,822
Food & Staples Retailing (0.3%)
Costco Wholesale Corp.	300	17,229
CVS Caremark Corp.	7,900	255,723
Safeway, Inc.	3,521	79,046
SUPERVALU, Inc.	1,700	25,007
The Kroger Co.	900	19,287
		396,292
Food Products (1.8%)
Archer-Daniels-Midland Co.	2,560	76,723
Bunge, Ltd.	4,300	252,797
Campbell Soup Co.	400	13,244
ConAgra Foods, Inc.	3,600	81,864
Corn Products International, Inc.	500	14,210
Dean Foods Co.*	500	8,815
Del Monte Foods Co.	1,400	15,932
General Mills, Inc.	1,900	135,489
H.J. Heinz Co.	28,501	1,243,499
Hormel Foods Corp.	4,700	181,890
Kraft Foods, Inc. Class A*	11,000	304,260
Lancaster Colony Corp.	600	32,730
Ralcorp Holdings, Inc.*	400	24,720
Sara Lee Corp.	4,500	54,630
Smithfield Foods, Inc.*§	1,400	21,084
The Hershey Co.	7,000	255,010
The J.M. Smucker Co.	1,000	60,070
Tyson Foods, Inc. Class A	2,900	40,078
		2,817,045
Gas Utilities (0.1%)
AGL Resources, Inc.	500	17,645
Atmos Energy Corp.	600	16,572
Energen Corp.	500	21,975
National Fuel Gas Co.	700	32,844
ONEOK, Inc.	900	37,971

	Number of Shares	Value

COMMON STOCKS
Gas Utilities
Questar Corp.	1,300	$53,924
UGI Corp.	1,200	29,412
		210,343
Health Care Equipment & Supplies (1.3%)
Boston Scientific Corp.*	7,735	66,753
CareFusion Corp.*	5,400	139,050
Hologic, Inc.*	1,700	25,619
Inverness Medical Innovations, Inc.*	300	12,111
Kinetic Concepts, Inc.*§	500	20,645
Medtronic, Inc.	300	12,867
STERIS Corp.	5,400	140,832
Stryker Corp.	27,300	1,417,416
The Cooper Cos., Inc.§	300	10,596
Thoratec Corp.*§	2,000	56,700
Zimmer Holdings, Inc.*	1,800	101,376
		2,003,965
Health Care Providers & Services (4.5%)
Aetna, Inc.	8,900	266,733
Cardinal Health, Inc.	3,000	99,210
CIGNA Corp.	2,000	67,540
Community Health Systems, Inc.*§	300	9,786
Coventry Health Care, Inc.*	1,000	22,880
Health Net, Inc.*	1,000	24,260
Henry Schein, Inc.*§	600	32,430
Humana, Inc.*	87,700	4,263,974
LifePoint Hospitals, Inc.*	300	8,994
Lincare Holdings, Inc.*§	300	11,046
McKesson Corp.	1,000	58,820
Medco Health Solutions, Inc.*	200	12,296
Mednax, Inc.*	200	11,372
Omnicare, Inc.	600	15,000
Tenet Healthcare Corp.*	2,800	15,512
UnitedHealth Group, Inc.	10,200	336,600
Universal Health Services, Inc. Class B	400	11,664
WellCare Health Plans, Inc.*	400	12,472
WellPoint, Inc.*	28,428	1,811,432
		7,092,021
Health Care Technology (0.0%)
IMS Health, Inc.	800	17,312

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp.*	2,100	69,993
Darden Restaurants, Inc.	10,008	369,896
Hyatt Hotels Corp.*	500	14,810
Panera Bread Co. Class A*	202	14,427
Penn National Gaming, Inc.*	300	8,094
Royal Caribbean Cruises, Ltd.*§	2,800	73,052
Starbucks Corp.*	39,100	851,989
Starwood Hotels & Resorts Worldwide, Inc.	1,300	43,316
The Cheesecake Factory, Inc.*§	400	8,456
Wendy’s/Arby’s Group, Inc. Class A	6,700	30,887
WMS Industries, Inc.*	200	7,416
Wyndham Worldwide Corp.	1,000	20,990
Wynn Resorts, Ltd.	500	30,940
Yum! Brands, Inc.	18,300	626,043
		2,170,309
Household Durables (0.4%)
Black & Decker Corp.	400	25,864
D.R. Horton, Inc.§	2,000	23,580
Fortune Brands, Inc.	1,100	45,727

	Number of Shares	Value

COMMON STOCKS
Household Durables
Garmin, Ltd.§	700	$22,617
Harman International Industries, Inc.	300	10,665
Jarden Corp.	600	18,288
Leggett & Platt, Inc.	10,921	199,417
Lennar Corp. Class A	1,200	18,432
Mohawk Industries, Inc.*§	400	16,564
Newell Rubbermaid, Inc.	2,000	27,140
NVR, Inc.*	100	68,414
Pulte Homes, Inc.*§	2,300	24,196
Toll Brothers, Inc.*§	1,200	22,164
Whirlpool Corp.§	700	52,626
		575,694
Household Products (1.4%)
Colgate-Palmolive Co.	2,000	160,060
Kimberly-Clark Corp.	16,400	973,996
The Procter & Gamble Co.	18,300	1,126,365
		2,260,421
Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	700	7,665
Mirant Corp.*	1,578	22,202
RRI Energy, Inc.*	2,800	13,860
The AES Corp.*	1,200	15,156
		58,883
Industrial Conglomerates (2.0%)
3M Co.	5,300	426,597
General Electric Co.	173,100	2,783,448
Textron, Inc.§	2,100	41,013
		3,251,058
Insurance (4.5%)
Allied World Assurance Co. Holdings, Ltd.	1,500	67,140
American Financial Group, Inc.	600	14,886
American International Group, Inc.*§	700	16,961
American National Insurance Co.	100	10,644
AON Corp.	6,500	252,850
Arch Capital Group, Ltd.*	1,600	114,464
Aspen Insurance Holdings, Ltd.	2,600	69,238
Assurant, Inc.	800	25,144
Axis Capital Holdings, Ltd.	3,200	92,160
Chubb Corp.	26,600	1,330,000
Cincinnati Financial Corp.§	1,400	36,946
CNA Financial Corp.*	500	11,745
Endurance Specialty Holdings, Ltd.	100	3,602
Erie Indemnity Co. Class A	906	35,334
Everest Re Group, Ltd.	1,900	162,906
Fidelity National Financial, Inc. Class A	1,500	19,350
First American Corp.	900	26,613
Genworth Financial, Inc. Class A*	2,400	33,216
Hanover Insurance Group, Inc.	500	21,210
Hartford Financial Services Group, Inc.	2,900	69,571
HCC Insurance Holdings, Inc.	1,100	29,810
Lincoln National Corp.	1,700	41,786
Loews Corp.	2,904	103,876
Marsh & McLennan Cos., Inc.	3,500	75,460
MBIA, Inc.*§	4,000	19,720
MetLife, Inc.	4,400	155,408
Old Republic International Corp.§	1,800	19,062
PartnerRe, Ltd.	2,100	156,639
Protective Life Corp.	700	11,795
Prudential Financial, Inc.	1,800	89,982
Reinsurance Group of America, Inc.	400	19,488

	Number of Shares	Value

COMMON STOCKS
Insurance
RenaissanceRe Holdings, Ltd.	2,000	$108,360
StanCorp Financial Group, Inc.	500	21,490
The Allstate Corp.	4,100	122,713
The Progressive Corp.	4,900	81,242
The Travelers Cos., Inc.	65,300	3,308,751
Torchmark Corp.§	600	26,940
Transatlantic Holdings, Inc.	324	16,099
Unitrin, Inc.	738	16,015
Unum Group	3,300	64,581
Validus Holdings, Ltd.	2,500	66,250
W.R. Berkley Corp.	700	17,031
Wesco Financial Corp.	100	35,300
White Mountains Insurance Group, Ltd.	200	64,094
XL Capital, Ltd. Class A	2,900	48,633
		7,134,505
Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	100	12,541
Expedia, Inc.*	300	6,423
Liberty Media Corp. - Interactive Class A*	6,100	63,318
priceline.com, Inc.*§	100	19,535
		101,817
Internet Software & Services (0.4%)
AOL, Inc.*	14,263	341,884
eBay, Inc.*	7,100	163,442
Google, Inc. Class A*	100	52,942
Sohu.com, Inc.*	2,900	146,015
		704,283
IT Services (0.5%)
Affiliated Computer Services, Inc. Class A*	700	43,064
Amdocs, Ltd.*	5,300	151,527
Broadridge Financial Solutions, Inc.	512	11,121
Computer Sciences Corp.*	1,200	61,560
Global Payments, Inc.	9,729	432,940
Mastercard, Inc. Class A	400	99,960
Paychex, Inc.§	400	11,596
SAIC, Inc.*	700	12,831
		824,599
Leisure Equipment & Products (0.0%)
Hasbro, Inc.§	500	15,275
Mattel, Inc.	2,500	49,300
		64,575
Life Sciences Tools & Services (1.2%)
PerkinElmer, Inc.	600	12,084
Thermo Fisher Scientific, Inc.*	15,500	715,325
Waters Corp.*	21,254	1,211,053
		1,938,462
Machinery (0.6%)
AGCO Corp.*§	700	21,637
Bucyrus International, Inc.	400	20,952
Caterpillar, Inc.	2,300	120,152
Cummins, Inc.	1,100	49,676
Danaher Corp.	700	49,945
Deere & Co.	2,500	124,875
Dover Corp.	400	17,152
Eaton Corp.	1,300	79,612
Gardner Denver, Inc.	376	14,984
Illinois Tool Works, Inc.	3,600	156,924
Kennametal, Inc.	400	9,792

	Number of Shares	Value

COMMON STOCKS
Machinery
Lincoln Electric Holdings, Inc.	300	$14,649
Oshkosh Corp.	800	28,856
Parker Hannifin Corp.	1,300	72,683
Pentair, Inc.	500	15,270
Snap-on, Inc.	300	12,264
SPX Corp.§	300	16,332
Terex Corp.*	800	15,640
The Manitowoc Co., Inc.§	5,300	57,770
The Stanley Works	500	25,625
The Timken Co.	1,000	22,410
Toro Co.	300	11,685
Trinity Industries, Inc.§	700	10,948
		969,833
Marine (0.0%)
Alexander & Baldwin, Inc.	400	12,780
Kirby Corp.*§	300	9,732
		22,512
Media (4.4%)
Cablevision Systems Corp. Group A	2,100	53,844
CBS Corp. Class B	5,000	64,650
Central European Media Enterprises, Ltd. Class A*	1,100	31,361
Clear Channel Outdoor Holdings, Inc. Class A*§	1,300	13,195
Comcast Corp. Class A	95,300	1,508,599
DIRECTV Class A*	12,520	379,982
DISH Network Corp. Class A	18,700	341,462
DreamWorks Animation SKG, Inc. Class A*	700	27,258
Gannett Co., Inc.§	1,900	30,685
Interpublic Group of Cos., Inc.*	4,100	26,486
Lamar Advertising Co. Class A*§	400	11,440
Liberty Global, Inc. Class A*	2,200	55,836
Liberty Media Corp. - Capital Series A*	600	15,534
Liberty Media Corp. - Starz Series A*	380	17,822
News Corp. Class A	18,500	233,285
Scripps Networks Interactive, Inc. Class A	300	12,810
The McGraw-Hill Cos., Inc.	4,700	166,615
The New York Times Co. Class A*	600	7,752
The Walt Disney Co.	14,449	426,968
The Washington Post Co. Class B	100	43,462
Time Warner Cable, Inc.	2,800	122,052
Time Warner, Inc.	120,600	3,310,470
Virgin Media, Inc.§	8,800	124,872
		7,026,440
Metals & Mining (1.3%)
AK Steel Holding Corp.	900	18,306
Alcoa, Inc.	3,900	49,647
Allegheny Technologies, Inc.§	900	36,765
Carpenter Technology Corp.	400	10,720
Cliffs Natural Resources, Inc.§	1,000	39,950
Commercial Metals Co.	800	10,992
Freeport-McMoRan Copper & Gold, Inc.	23,400	1,560,546
Nucor Corp.	2,400	97,920
Reliance Steel & Aluminum Co.	3,100	126,294
Royal Gold, Inc.§	300	12,786
Schnitzer Steel Industries, Inc. Class A	200	8,100
Southern Copper Corp.	300	7,989
Steel Dynamics, Inc.	1,600	24,288
United States Steel Corp.§	1,100	48,873
		2,053,176
Multi-Utilities (4.2%)
Alliant Energy Corp.	800	24,960

	Number of Shares	Value

COMMON STOCKS
Multi-Utilities
Ameren Corp.	1,900	$48,545
CMS Energy Corp.	2,500	37,925
Consolidated Edison, Inc.	2,200	96,228
Dominion Resources, Inc.	4,600	172,316
DTE Energy Co.	1,400	58,856
Integrys Energy Group, Inc.§	400	16,740
MDU Resources Group, Inc.	1,300	28,626
NiSource, Inc.§	2,500	35,625
NSTAR§	17,838	612,557
OGE Energy Corp.	600	21,732
PG&E Corp.	2,900	122,496
Public Service Enterprise Group, Inc.	165,900	5,074,881
SCANA Corp.	800	28,488
Sempra Energy	2,024	102,718
TECO Energy, Inc.	1,600	24,912
Vectren Corp.	500	11,640
Wisconsin Energy Corp.	800	39,152
Xcel Energy, Inc.	3,700	76,886
		6,635,283
Multiline Retail (2.9%)
Big Lots, Inc.*	26,400	750,024
Dollar Tree, Inc.*	31,700	1,569,784
Family Dollar Stores, Inc.	8,000	247,040
J.C. Penney Co., Inc.	2,100	52,143
Kohl’s Corp.*	36,400	1,833,468
Macy’s, Inc.	3,500	55,755
Nordstrom, Inc.	200	6,908
Sears Holdings Corp.*§	500	46,640
Target Corp.	538	27,583
		4,589,345
Office Electronics (0.0%)
Xerox Corp.§	5,100	44,472

Oil, Gas & Consumable Fuels (12.1%)
Anadarko Petroleum Corp.	3,900	248,742
Apache Corp.	3,300	325,941
Arch Coal, Inc.	1,200	25,284
Cabot Oil & Gas Corp.	800	30,616
Chesapeake Energy Corp.	4,700	116,466
Chevron Corp.	65,500	4,723,860
Cimarex Energy Co.	700	34,447
Comstock Resources, Inc.*	400	15,596
Concho Resources, Inc.*	600	26,922
ConocoPhillips	13,700	657,600
Consol Energy, Inc.	200	9,322
Denbury Resources, Inc.*	1,900	25,745
Devon Energy Corp.	3,500	234,185
El Paso Corp.	3,800	38,570
Encore Acquisition Co.*	600	28,572
EOG Resources, Inc.	1,900	171,798
Exxon Mobil Corp.	78,400	5,051,312
Forest Oil Corp.*§	500	12,060
Frontline, Ltd.§	1,600	48,096
Hess Corp.	2,300	132,917
Marathon Oil Corp.	5,400	160,974
Murphy Oil Corp.	1,400	71,512
Newfield Exploration Co.*	1,100	53,834
Noble Energy, Inc.	1,300	96,122
Occidental Petroleum Corp.	80,300	6,290,702
Overseas Shipholding Group, Inc.	300	13,383
Pioneer Natural Resources Co.	800	35,184
Plains Exploration & Production Co.*	500	16,675
Range Resources Corp.	1,200	55,200

	Number of Shares	Value

COMMON STOCKS
Oil, Gas & Consumable Fuels
SandRidge Energy, Inc.*§	1,200	$10,152
Southern Union Co.	800	17,632
Spectra Energy Corp.	5,000	106,250
St. Mary Land & Exploration Co.	300	9,612
Sunoco, Inc.§	900	22,581
Teekay Corp.	800	19,968
The Williams Cos., Inc.	4,600	95,864
Valero Energy Corp.	4,400	81,048
Whiting Petroleum Corp.*	400	26,624
XTO Energy, Inc.	4,800	213,936
		19,355,304
Paper & Forest Products (0.1%)
International Paper Co.	3,400	77,894
MeadWestvaco Corp.	1,600	38,512
Schweitzer-Mauduit International, Inc.	95	7,148
Weyerhaeuser Co.	1,700	67,830
		191,384
Personal Products (1.6%)
Mead Johnson Nutrition Co. Class A	3,100	140,213
The Estee Lauder Cos., Inc. Class A	45,500	2,389,660
		2,529,873
Pharmaceuticals (3.4%)
Bristol-Myers Squibb Co.	15,600	380,016
Eli Lilly & Co.	3,800	133,760
Endo Pharmaceuticals Holdings, Inc.*	13,000	261,430
Forest Laboratories, Inc.*	2,500	74,100
Johnson & Johnson	5,000	314,300
King Pharmaceuticals, Inc.*	2,200	26,422
Merck & Co., Inc.	25,661	979,737
Mylan, Inc.*§	52,300	953,429
Pfizer, Inc.	115,697	2,158,906
Teva Pharmaceutical Industries, Ltd. ADR	3,022	171,408
Watson Pharmaceuticals, Inc.*	800	30,696
		5,484,204
Professional Services (0.0%)
Manpower, Inc.	700	36,253
Verisk Analytics, Inc.*	800	22,496
		58,749
Real Estate Investment Trusts (2.4%)
Alexandria Real Estate Equities, Inc.	300	17,919
AMB Property Corp.	1,100	26,400
Annaly Capital Management, Inc.	74,000	1,286,120
Apartment Investment & Management Co. Class A	904	13,885
AvalonBay Communities, Inc.§	531	40,680
Boston Properties, Inc.	1,100	71,357
Brandywine Realty Trust	900	10,107
BRE Properties, Inc.	300	9,621
Camden Property Trust	400	15,508
Chimera Investment Corp.	20,000	78,400
Corporate Office Properties Trust	300	10,707
Cousins Properties, Inc.	1	8
Douglas Emmett, Inc.	900	12,447
Duke Realty Corp.	1,700	19,244
EastGroup Properties, Inc.	1,000	38,260
Equity Residential	2,300	73,715
Essex Property Trust, Inc.§	300	23,907
Federal Realty Investment Trust	300	19,314
HCP, Inc.	1,600	45,360
Health Care REIT, Inc.	600	25,800

	Number of Shares	Value

COMMON STOCKS
Real Estate Investment Trusts
Healthcare Realty Trust, Inc.	400	$8,388
Hospitality Properties Trust	1,200	26,544
Host Hotels & Resorts, Inc.*	4,814	51,028
HRPT Properties Trust	1,600	10,672
Kimco Realty Corp.	3,000	37,860
Liberty Property Trust	800	24,320
Mack-Cali Realty Corp.	500	16,310
Nationwide Health Properties, Inc.	600	19,776
Plum Creek Timber Co., Inc.§	800	28,936
ProLogis	3,700	46,620
Public Storage	16,579	1,312,725
Rayonier, Inc.	1,000	41,940
Realty Income Corp.§	700	19,551
Regency Centers Corp.§	600	20,094
Senior Housing Properties Trust	1,200	25,020
Simon Property Group, Inc.§	1,433	103,176
SL Green Realty Corp.§	600	27,294
Taubman Centers, Inc.	300	9,498
The Macerich Co.§	646	19,929
UDR, Inc.§	1,130	17,583
Ventas, Inc.	1,300	54,860
Vornado Realty Trust	1,619	104,717
Walter Investment Management Corp.§	36	489
Weingarten Realty Investors	700	13,069
		3,879,158
Real Estate Management & Development (0.0%)
Altisource Portfolio Solutions SA*	33	757
Jones Lang LaSalle, Inc.§	300	17,103
		17,860
Road & Rail (0.4%)
Burlington Northern Santa Fe Corp.	2,100	209,433
CSX Corp.	2,900	124,294
Hertz Global Holdings, Inc.*§	1,500	15,540
Kansas City Southern*	300	8,910
Landstar System, Inc.	2,286	82,959
Norfolk Southern Corp.	2,500	117,650
Ryder System, Inc.	323	11,757
Union Pacific Corp.	1,900	114,950
		685,493
Semiconductors & Semiconductor Equipment (3.8%)
Advanced Micro Devices, Inc.*§	2,300	17,158
Applied Materials, Inc.	10,000	121,800
Atmel Corp.*	7,600	35,264
Integrated Device Technology, Inc.*	1,600	9,072
Intel Corp.	25,700	498,580
KLA-Tencor Corp.	1,400	39,480
Linear Technology Corp.§	11,800	307,980
LSI Corp.*	5,100	25,449
Marvell Technology Group, Ltd.*	1,600	27,888
Maxim Integrated Products, Inc.	800	13,984
Micron Technology, Inc.*	12,200	106,384
Novellus Systems, Inc.*	500	10,450
PMC-Sierra, Inc.*	1,500	11,925
Texas Instruments, Inc.	113,500	2,553,750
Xilinx, Inc.	95,700	2,256,606
		6,035,770
Software (0.7%)
Activision Blizzard, Inc.*	3,200	32,512
Autodesk, Inc.*	700	16,653
CA, Inc.	800	17,632

	Number of Shares	Value

COMMON STOCKS
Software
Compuware Corp.*	2,500	$18,975
Microsoft Corp.	14,700	414,246
Novell, Inc.*	5,800	25,926
Red Hat, Inc.*	18,700	509,014
Symantec Corp.*	800	13,560
		1,048,518
Specialty Retail (2.2%)
Aaron’s, Inc.§	300	8,358
Abercrombie & Fitch Co. Class A	300	9,462
Advance Auto Parts, Inc.	24,238	956,189
AutoNation, Inc.*§	700	12,600
Barnes & Noble, Inc.§	700	12,236
Best Buy Co., Inc.	17,500	641,375
CarMax, Inc.*§	500	10,315
GameStop Corp. Class A*§	500	9,885
Home Depot, Inc.	12,700	355,727
Lowe’s Cos., Inc.	7,800	168,870
Ltd Brands, Inc.	600	11,412
Office Depot, Inc.*§	1,900	10,792
RadioShack Corp.§	1,300	25,376
Ross Stores, Inc.	17,800	817,554
The Gap, Inc.	19,200	366,336
The Gymboree Corp.*§	700	27,307
TJX Cos., Inc.	1,300	49,413
Williams-Sonoma, Inc.	800	15,184
		3,508,391
Textiles, Apparel & Luxury Goods (1.0%)
NIKE, Inc. Class B	21,927	1,397,846
Phillips-Van Heusen Corp.	300	11,787
Polo Ralph Lauren Corp.	300	24,600
The Warnaco Group, Inc.*	1,900	73,568
VF Corp.	400	28,812
		1,536,613
Thrifts & Mortgage Finance (0.1%)
First Niagara Financial Group, Inc.	900	12,357
Hudson City Bancorp, Inc.	1,500	19,905
New York Community Bancorp, Inc.	2,900	43,587
People’s United Financial, Inc.	2,600	42,042
Washington Federal, Inc.	500	9,325
		127,216
Tobacco (0.1%)
Lorillard, Inc.	200	15,140
Philip Morris International, Inc.	300	13,653
Reynolds American, Inc.	1,300	69,160
		97,953
Trading Companies & Distributors (0.0%)
WESCO International, Inc.*§	800	22,176

Water Utilities (0.0%)
Aqua America, Inc.§	900	14,931

Wireless Telecommunication Services (0.3%)
Crown Castle International Corp.*	1,500	55,410
NII Holdings, Inc.*	1,900	62,206
Sprint Nextel Corp.*	92,300	302,744
Syniverse Holdings, Inc.*	1,000	16,810
Telephone & Data Systems, Inc.	700	22,085

	Number of Shares	Value

COMMON STOCKS
Wireless Telecommunication Services
United States Cellular Corp.*	300	$10,971
		470,226
TOTAL COMMON STOCKS (Cost $147,074,848)		152,780,136

SHORT-TERM INVESTMENTS (8.3%)
State Street Navigator Prime Portfolio§§	6,864,668	6,864,668

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/10	$6,395	6,395,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,259,668)		13,259,668

TOTAL INVESTMENTS AT VALUE (104.1%) (Cost $160,334,516)		166,039,804

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.1%)		(6,601,161)

NET ASSETS (100.0%)		$159,438,643

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*         Non-income producing security.

§         Security or portion thereof is out on loan.

§§       Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$152,780,136	$—	$—	$152,780,136
Short-Term Investments	6,864,668	6,395,000	—	13,259,668
Other Financial Instruments*	—	—	—	—
	$159,644,804	$6,395,000	$—	$166,039,804

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $160,334,516, $9,337,660, $(3,632,372) and $5,705,288, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Small Cap Core Fund

Schedule of Investments

January 31, 2010 (unaudited)

	Number of Shares	Value

COMMON STOCKS (94.1%)
Aerospace & Defense (2.2%)
AAR Corp.*§	2,400	$55,608
Aerovironment, Inc.*	1,000	34,070
Alliant Techsystems, Inc.*§	9,053	714,915
American Science and Engineering, Inc.§	2,200	170,808
Applied Signal Technology, Inc.§	3,300	58,707
Ceradyne, Inc.*§	1,600	31,264
Cubic Corp.§	7,296	284,909
Curtiss-Wright Corp.	2,700	82,512
DynCorp International, Inc. Class A*	2,300	27,623
Esterline Technologies Corp.*	1,800	67,968
GenCorp, Inc.*§	12,300	68,880
ITT Corp.	300	14,493
Orbital Sciences Corp.*	5,800	91,698
Stanley, Inc.*	2,200	57,596
Teledyne Technologies, Inc.*	2,000	74,520
Triumph Group, Inc.§	1,400	71,302
		1,906,873
Air Freight & Logistics (0.2%)
Atlas Air Worldwide Holdings, Inc.*	2,200	80,674
Forward Air Corp.§	2,600	61,438
HUB Group, Inc. Class A*	2,300	55,453
		197,565
Airlines (0.2%)
Alaska Air Group, Inc.*	1,000	31,340
Allegiant Travel Co.*§	1,300	66,560
Skywest, Inc.	5,100	74,613
		172,513
Auto Components (0.9%)
Cooper Tire & Rubber Co.§	7,300	124,319
Drew Industries, Inc.*§	1,700	31,620
Spartan Motors, Inc.§	7,000	42,000
Standard Motor Products, Inc.*	4,200	32,928
Superior Industries International, Inc.§	11,800	173,578
WABCO Holdings, Inc.	14,955	386,587
		791,032
Automobiles (0.1%)
Winnebago Industries, Inc.*§	10,100	120,695

Beverages (0.1%)
The Boston Beer Co., Inc. Class A*§	1,800	82,530

Biotechnology (0.9%)
Arqule, Inc.*§	6,400	20,672
Cepheid, Inc.*§	2,600	38,194
Cubist Pharmaceuticals, Inc.*§	7,136	146,216
Emergent Biosolutions, Inc.*§	14,000	200,480
Martek Biosciences Corp.*§	2,100	45,234
Regeneron Pharmaceuticals, Inc.*§	10,533	280,810
Savient Pharmaceuticals, Inc.*§	5,100	65,433
		797,039
Building Products (2.1%)
AAON, Inc.§	3,100	63,829
Ameron International Corp.§	1,200	82,836
Apogee Enterprises, Inc.§	6,200	85,312
Armstrong World Industries, Inc.*§	18,800	684,884
Gibraltar Industries, Inc.*§	6,900	96,186
Griffon Corp.*	19,134	225,973
Quanex Building Products Corp.§	8,500	136,680

	Number of Shares	Value

COMMON STOCKS
Building Products
Simpson Manufacturing Co., Inc.§	11,300	$278,658
Universal Forest Products, Inc.	4,400	149,336
		1,803,694
Capital Markets (1.1%)
Greenhill & Co., Inc.§	1,200	93,360
Investment Technology Group, Inc.*§	7,090	145,345
KBW, Inc.*§	2,600	69,056
LaBranche & Co., Inc.*§	12,100	53,724
optionsXpress Holdings, Inc.§	4,800	68,880
Piper Jaffray Cos.*§	7,000	340,060
Stifel Financial Corp.*§	1,700	88,910
SWS Group, Inc.	5,900	70,800
TradeStation Group, Inc.*§	8,100	57,267
		987,402
Chemicals (1.3%)
A. Schulman, Inc.§	5,876	132,328
American Vanguard Corp.§	5,000	37,950
Arch Chemicals, Inc.§	2,900	81,084
Balchem Corp.§	6,450	125,065
Calgon Carbon Corp.*§	13,834	185,237
H.B. Fuller Co.	2,800	56,056
NewMarket Corp.§	700	63,154
OM Group, Inc.*§	1,800	58,716
PolyOne Corp.*	20,800	154,960
Quaker Chemical Corp.	2,714	47,468
Stepan Co.§	1,800	105,264
Zep, Inc.§	5,300	117,236
		1,164,518
Commercial Banks (5.2%)
Bank of the Ozarks, Inc.§	4,500	133,335
Boston Private Financial Holdings, Inc.§	14,400	103,248
City Holding Co.§	900	28,287
Columbia Banking System, Inc.§	6,500	123,435
Community Bank System, Inc.§	4,600	96,186
East West Bancorp, Inc.	5,330	87,572
First Bancorp§	14,400	32,832
First Commonwealth Financial Corp.§	17,640	103,370
First Financial Bancorp§	10,100	165,640
First Financial Bankshares, Inc.§	8,947	474,638
First Midwest Bancorp, Inc.	10,150	133,676
FNB Corp.§	15,900	112,731
Fulton Financial Corp.	5,800	53,592
Glacier Bancorp, Inc.§	5,030	72,130
Hancock Holding Co.§	1,700	69,598
Home Bancshares, Inc.§	1,100	27,038
Independent Bank Corp./MA§	4,700	109,510
M&T Bank Corp.§	17	1,254
Nara Bancorp, Inc.*§	7,200	65,808
National Penn Bancshares, Inc.§	23,200	139,200
NBT Bancorp, Inc.§	3,800	79,268
Old National Bancorp§	18,900	227,556
Pinnacle Financial Partners, Inc.*§	2,900	43,848
PrivateBancorp, Inc.§	9,100	123,760
Prosperity Bancshares, Inc.§	3,300	133,056
S&T Bancorp, Inc.§	10,600	185,712
Signature Bank*§	2,600	89,908
Simmons First National Corp. Class A§	3,500	93,940
Sterling Bancorp§	4,500	33,525
Sterling Bancshares, Inc.§	17,825	91,086
Susquehanna Bancshares, Inc.§	16,300	127,955
Tompkins Financial Corp.§	1,800	70,560

	Number of Shares	Value

COMMON STOCKS
Commercial Banks
Trustmark Corp.§	2,300	$52,440
UMB Financial Corp.§	11,800	466,218
Umpqua Holdings Corp.§	10,975	135,651
United Bankshares, Inc.§	3,800	94,620
United Community Banks, Inc.*§	19,102	85,768
Western Alliance Bancorp*§	83	426
Whitney Holding Corp.§	6,000	74,520
Wilshire Bancorp, Inc.§	4,400	40,524
Wintrust Financial Corp.§	2,100	72,954
		4,456,375
Commercial Services & Supplies (2.1%)
ABM Industries, Inc.§	10,720	208,182
ATC Technology Corp.*§	8,400	183,708
Bowne & Co., Inc.§	4,200	27,594
Consolidated Graphics, Inc.*§	2,500	84,375
G&K Services, Inc. Class A	4,586	114,650
Healthcare Services Group, Inc.§	7,600	155,800
Interface, Inc. Class A	18,500	150,035
Mine Safety Appliances Co.§	3,000	72,270
Mobile Mini, Inc.*§	8,800	123,640
SYKES Enterprises, Inc.*§	16,200	388,476
Tetra Tech., Inc.*	3,700	83,768
The Geo Group, Inc.*	3,300	61,050
The Standard Register Co.§	3,000	15,960
United Stationers, Inc.*	1,500	81,840
Viad Corp.§	2,700	53,271
		1,804,619
Communications Equipment (1.4%)
Acme Packet, Inc.*	7,100	73,485
Arris Group, Inc.*	6,884	69,115
Bel Fuse, Inc. Class B§	2,548	48,336
Black Box Corp.	2,200	60,478
Blue Coat Systems, Inc.*	2,800	69,020
Comtech Telecommunications Corp.*§	1,800	63,648
Digi International, Inc.*	6,100	58,560
EMS Technologies, Inc.*	3,700	47,434
Emulex Corp.*§	1,800	20,232
Harmonic, Inc.*§	5,800	35,206
Netgear, Inc.*§	2,100	43,344
Network Equipment Technologies, Inc.*§	6,500	29,185
PC-Tel, Inc.*§	1,900	11,039
Plantronics, Inc.§	15,200	401,584
Symmetricom, Inc.*§	10,600	54,060
Tekelec*§	4,000	59,920
Tollgrade Communications, Inc.*§	1,000	6,220
Viasat, Inc.*§	2,900	79,257
		1,230,123
Computers & Peripherals (1.5%)
3PAR, Inc.*§	2,200	21,274
Adaptec, Inc.*	26,900	81,776
Avid Technology, Inc.*§	11,100	140,193
Compellent Technologies, Inc.*§	5,100	101,388
Hutchinson Technology, Inc.*	5,400	36,342
Intermec, Inc.*§	6,300	83,601
Intevac, Inc.*§	5,400	76,842
Novatel Wireless, Inc.*§	7,600	56,848
STEC, Inc.*§	15,500	217,310
Stratasys, Inc.*	4,800	110,400
Synaptics, Inc.*§	13,560	343,204

	Number of Shares	Value

COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	200	$7,598
		1,276,776
Construction & Engineering (0.4%)
Comfort Systems USA, Inc.§	8,900	104,397
Dycom Industries, Inc.*§	8,700	71,079
EMCOR Group, Inc.*§	4,000	96,240
Insituform Technologies, Inc. Class A*§	5,400	110,592
Orion Marine Group, Inc.*	100	1,893
		384,201
Construction Materials (0.2%)
Eagle Materials, Inc.	3,100	70,711
Headwaters, Inc.*§	12,200	66,978
Texas Industries, Inc.§	1,682	57,087
		194,776
Consumer Finance (0.4%)
Cash America International, Inc.§	1,700	63,903
EZCORP, Inc. Class A*	2,900	52,664
First Cash Financial Services, Inc.*§	2,600	59,358
World Acceptance Corp.*§	3,600	145,404
		321,329
Containers & Packaging (0.2%)
Myers Industries, Inc.§	7,000	63,980
Rock-Tenn Co. Class A	2,300	98,187
		162,167
Distributors (0.0%)
Audiovox Corp. Class A*§	2,200	14,630

Diversified Consumer Services (2.4%)
American Public Education, Inc.*§	1,100	41,954
Capella Education Co.*	900	66,042
Coinstar, Inc.*§	1,900	49,077
Corinthian Colleges, Inc.*§	87,100	1,219,400
Hillenbrand, Inc.	24,816	455,374
Lincoln Educational Services Corp.*§	1,100	22,792
Pre-Paid Legal Services, Inc.*§	1,700	67,779
Regis Corp.§	5,700	90,801
Universal Technical Institute, Inc.*§	5,000	91,850
		2,105,069
Diversified Financial Services (0.5%)
Financial Federal Corp.§	5,100	139,026
Interactive Brokers Group, Inc. Class A*§	16,500	262,350
Portfolio Recovery Associates, Inc.*§	1,200	54,696
		456,072
Diversified Telecommunication Services (0.6%)
Cbeyond, Inc.*§	5,800	72,268
Consolidated Communications Holdings, Inc.§	1,900	32,547
General Communication, Inc. Class A*§	6,100	36,173
Iowa Telecommunications Services, Inc.§	5,400	88,344
Neutral Tandem, Inc.*§	19,600	303,016
Premiere Global Services, Inc.*§	2,300	18,584
		550,932
Electric Utilities (0.4%)
Allete, Inc.	1,700	53,210
Central Vermont Public Service Corp.§	2,900	56,956
El Paso Electric Co.*	2,600	50,050

	Number of Shares	Value

COMMON STOCKS
Electric Utilities
UIL Holdings Corp.§	5,400	$146,718
Unisource Energy Corp.	2,100	64,554
		371,488
Electrical Equipment (1.0%)
A.O. Smith Corp.§	1,300	55,354
Acuity Brands, Inc.§	2,500	89,450
AZZ, Inc.§	1,700	51,136
Baldor Electric Co.§	2,300	56,764
Belden, Inc.	11,500	262,545
Brady Corp. Class A	2,900	81,954
Encore Wire Corp.§	1,100	22,011
EnerSys*§	7,900	153,971
II-VI, Inc.*§	1,900	50,806
Regal-Beloit Corp.§	200	9,480
Vicor Corp.*§	4,400	38,104
		871,575
Electronic Equipment, Instruments & Components (3.5%)
Agilysys, Inc.	4,700	39,480
Anixter International, Inc.*§	1,800	75,024
Benchmark Electronics, Inc.*	12,216	222,575
Brightpoint, Inc.*§	29,400	171,696
Checkpoint Systems, Inc.*§	11,900	190,876
Cognex Corp.	6,400	104,768
CTS Corp.	8,400	63,924
Daktronics, Inc.§	7,900	61,699
DTS, Inc.*	4,300	121,690
Electro Scientific Industries, Inc.*	5,900	66,139
FARO Technologies, Inc.*§	3,700	66,859
Insight Enterprises, Inc.*§	9,900	113,949
Littelfuse, Inc.*	4,800	144,288
Mercury Computer Systems, Inc.*	5,100	60,894
Methode Electronics, Inc.	8,700	95,613
MTS Systems Corp.	3,700	95,201
Newport Corp.*	9,100	77,441
Park Electrochemical Corp.§	4,800	126,000
Plexus Corp.*	3,400	115,634
Radisys Corp.*	5,400	40,554
Rogers Corp.*	3,600	86,184
Scansource, Inc.*§	1,600	45,216
SYNNEX Corp.*§	6,900	182,643
Tech Data Corp.*	12,845	523,434
Technitrol, Inc.	9,300	41,664
TTM Technologies, Inc.*§	9,600	99,360
		3,032,805
Energy Equipment & Services (1.5%)
Bristow Group, Inc.*§	2,200	78,540
CARBO Ceramics, Inc.§	1,105	72,842
Dril-Quip, Inc.*§	1,700	89,233
Global Industries, Ltd.*§	44,958	313,357
Gulf Island Fabrication, Inc.§	3,300	57,618
Hornbeck Offshore Services, Inc.*§	1,300	27,963
ION Geophysical Corp.*	28,600	135,850
Lufkin Industries, Inc.§	1,000	63,380
Matrix Service Co.*	5,900	59,531
Oil States International, Inc.*§	2,800	103,152
Pioneer Drilling Co.*	9,866	78,435
SEACOR Holdings, Inc.*	1,140	80,085
Superior Well Services, Inc.*§	4,100	64,903
Tetra Technologies, Inc.*§	4,600	48,116
		1,273,005

	Number of Shares	Value

COMMON STOCKS
Food & Staples Retailing (0.9%)
Casey’s General Stores, Inc.§	14,400	$441,792
Great Atlantic & Pacific Tea Co.*§	3,100	23,219
Nash Finch Co.	900	31,050
Spartan Stores, Inc.§	1,400	18,956
The Andersons, Inc.§	4,181	112,803
United Natural Foods, Inc.*§	3,900	105,729
Weis Markets, Inc.§	800	28,408
		761,957
Food Products (1.9%)
Cal-Maine Foods, Inc.§	700	22,855
Calavo Growers, Inc.§	2,600	43,576
Chiquita Brands International, Inc.*§	5,200	76,284
Darling International, Inc.*	11,300	88,027
Diamond Foods, Inc.§	3,700	132,904
J & J Snack Foods Corp.	5,900	246,679
Lancaster Colony Corp.§	5,091	277,714
Lance, Inc.	5,900	131,216
Sanderson Farms, Inc.§	6,900	322,575
The Hain Celestial Group, Inc.*§	2,400	38,376
TreeHouse Foods, Inc.*§	5,900	228,566
		1,608,772
Gas Utilities (1.0%)
New Jersey Resources Corp.§	2,700	98,523
Northwest Natural Gas Co.§	5,000	216,850
Piedmont Natural Gas Co., Inc.§	4,300	110,381
South Jersey Industries, Inc.	3,500	134,155
Southwest Gas Corp.	6,100	168,787
The Laclede Group, Inc.	3,500	112,910
		841,606
Health Care Equipment & Supplies (3.7%)
Abaxis, Inc.*	4,900	117,992
Align Technology, Inc.*§	31,600	592,500
American Medical Systems Holdings, Inc.*§	12,800	245,760
Analogic Corp.	800	32,000
Cantel Medical Corp.§	3,000	57,840
Conmed Corp.*§	1,800	38,718
CryoLife, Inc.*§	6,900	43,401
Cyberonics, Inc.*§	5,205	97,542
ev3, Inc.*	12,100	176,418
Greatbatch, Inc.*§	13,040	256,236
Haemonetics Corp.*§	3,600	203,796
ICU Medical, Inc.*§	2,600	90,428
Immucor, Inc.*	8,300	153,965
Integra LifeSciences Holdings*	1,800	69,120
Invacare Corp.§	5,400	135,216
Kensey Nash Corp.*	2,600	62,972
Meridian Bioscience, Inc.	2,500	50,100
Merit Medical Systems, Inc.*§	6,900	123,027
Natus Medical, Inc.*§	6,300	85,491
Neogen Corp.*§	5,250	111,562
Palomar Medical Technologies, Inc.*§	4,400	40,480
SurModics, Inc.*	3,900	78,000
Symmetry Medical, Inc.*	8,900	79,388
The Cooper Cos., Inc.§	2,600	91,832
West Pharmaceutical Services, Inc.§	1,900	69,027
Zoll Medical Corp.*§	4,700	130,848
		3,233,659
Health Care Providers & Services (6.9%)
Air Methods Corp.*§	2,600	79,482
Almost Family, Inc.*§	1,985	72,175

	Number of Shares	Value

COMMON STOCKS
Health Care Providers & Services
Amedisys, Inc.*§	2,100	$115,395
AMERIGROUP Corp.*§	6,500	165,425
AMN Healthcare Services, Inc.*§	8,100	70,470
Amsurg Corp.*§	4,000	84,440
Bio-Reference Laboratories, Inc.*§	2,800	105,840
Catalyst Health Solutions, Inc.*	13,004	511,447
Centene Corp.*	8,755	168,534
Chemed Corp.§	3,400	158,100
Corvel Corp.*§	1,500	45,240
Cross Country Healthcare, Inc.*§	7,310	66,229
Genoptix, Inc.*§	4,600	149,776
Gentiva Health Services, Inc.*§	4,420	112,887
Hanger Orthopedic Group, Inc.*	7,700	125,202
Healthspring, Inc.*	2,815	48,953
Healthways, Inc.*§	3,600	61,416
HMS Holdings Corp.*§	1,600	72,144
Humana, Inc.*§	13,400	651,508
inVentiv Health, Inc.*	2,300	35,351
IPC The Hospitalist Co.*	3,100	105,369
Landauer, Inc.§	1,800	106,452
LHC Group, Inc.*§	16,600	511,114
Magellan Health Services, Inc.*	2,294	90,567
Medcath Corp.*§	4,300	29,197
Mednax, Inc.*	2,700	153,522
Molina Healthcare, Inc.*§	5,300	117,925
MWI Veterinary Supply, Inc.*	2,700	101,898
Odyssey HealthCare, Inc.*	7,400	108,632
PharMerica Corp.*	32,300	525,844
PSS World Medical, Inc.*§	11,800	242,136
RehabCare Group, Inc.*	5,486	159,423
Res-Care, Inc.*	5,950	53,609
WellCare Health Plans, Inc.*§	25,000	779,500
		5,985,202
Health Care Technology (0.4%)
Computer Programs & Systems, Inc.§	2,300	86,549
Eclipsys Corp.*§	3,800	63,384
Omnicell, Inc.*§	7,700	92,246
Phase Forward, Inc.*	2,800	40,936
Quality Systems, Inc.§	1,147	59,116
		342,231
Hotels, Restaurants & Leisure (3.9%)
Ameristar Casinos, Inc.§	700	10,367
BJ’s Restaurants, Inc.*§	5,000	105,700
Bob Evans Farms, Inc.	17,400	485,634
Buffalo Wild Wings, Inc.*§	1,412	66,096
California Pizza Kitchen, Inc.*§	5,500	75,900
CEC Entertainment, Inc.*	1,700	56,423
CKE Restaurants, Inc.	5,500	45,980
Cracker Barrel Old Country Store, Inc.	6,600	243,936
DineEquity, Inc.*§	16,300	370,662
Interval Leisure Group, Inc.*§	9,200	117,024
Jack in the Box, Inc.*§	4,200	81,942
Landry’s Restaurants, Inc.*§	2,000	41,480
Marcus Corp.§	4,600	51,428
Multimedia Games, Inc.*§	6,100	30,073
O’Charley’s, Inc.*§	4,600	34,040
P.F. Chang’s China Bistro, Inc.*§	20,400	787,440
Papa John’s International, Inc.*	1,500	35,400
Peet’s Coffee & Tea, Inc.*	3,000	98,100
Pinnacle Entertainment, Inc.*	10,400	84,864
Red Robin Gourmet Burgers, Inc.*§	3,700	68,191
Ruby Tuesday, Inc.*§	15,700	108,487
Shuffle Master, Inc.*§	12,000	106,680

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure
Sonic Corp.*§	6,200	$52,266
Texas Roadhouse, Inc. Class A*§	3,000	34,890
The Cheesecake Factory, Inc.*§	6,200	131,068
The Steak N Shake Co.*§	200	64,248
		3,388,319
Household Durables (1.6%)
American Greetings Corp. Class A§	17,800	328,944
Blyth, Inc.§	1,400	39,326
Ethan Allen Interiors, Inc.	2,700	39,123
Helen of Troy, Ltd.*§	7,400	174,418
La-Z-Boy, Inc.*§	22,900	232,435
Leggett & Platt, Inc.§	1,936	35,351
M/I Homes, Inc.*§	4,500	46,440
Meritage Homes Corp.*§	7,500	167,925
National Presto Industries, Inc.§	1,200	137,424
Skyline Corp.§	1,600	29,296
Standard Pacific Corp.*§	23,100	83,853
Tempur-Pedic International, Inc.*§	900	22,401
Universal Electronics, Inc.*§	1,800	42,786
		1,379,722
Household Products (0.2%)
Central Garden & Pet Co. Class A*	16,100	141,519
WD-40 Co.	2,000	61,540
		203,059
Industrial Conglomerates (0.2%)
Standex International Corp.	3,048	69,525
Tredegar Corp.	8,100	131,058
		200,583
Insurance (1.8%)
American Physicians Capital, Inc.§	2,100	58,296
AMERISAFE, Inc.*§	4,600	79,580
Delphi Financial Group, Inc. Class A	6,500	131,625
eHealth, Inc.*§	2,300	41,860
Employers Holdings, Inc.	6,200	82,026
Infinity Property & Casualty Corp.	2,500	99,150
National Financial Partners Corp.*§	7,000	59,150
Navigators Group, Inc.*	900	38,403
Presidential Life Corp.§	2,348	21,202
ProAssurance Corp.*	2,600	131,976
RLI Corp.§	3,200	164,672
Safety Insurance Group, Inc.	1,912	66,920
Selective Insurance Group, Inc.	18,690	289,134
Stewart Information Services Corp.§	4,200	43,092
Tower Group, Inc.	4,900	108,290
United Fire & Casualty Co.	2,575	43,312
Zenith National Insurance Corp.§	2,900	80,910
		1,539,598
Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*§	1,000	51,550
HSN, Inc.*§	8,700	166,518
NutriSystem, Inc.§	1,700	34,612
PetMed Express, Inc.§	5,100	93,993
Stamps.com, Inc.*§	2,900	25,636
		372,309
Internet Software & Services (1.5%)
comScore, Inc.*§	5,800	78,706
DealerTrack Holdings, Inc.*§	5,900	106,023
Infospace, Inc.*	8,600	79,722

	Number of Shares	Value

COMMON STOCKS
Internet Software & Services
j2 Global Communications, Inc.*§	18,600	$382,044
Open Text Corp.*	28	1,104
Perficient, Inc.*§	7,200	69,912
Sohu.com, Inc.*	4,100	206,435
The Knot, Inc.*§	1,900	17,385
United Online, Inc.	11,500	72,680
ValueClick, Inc.*	27,100	250,675
		1,264,686
IT Services (3.5%)
Acxiom Corp.*§	6,897	106,076
CACI International, Inc. Class A*	3,400	163,098
Ciber, Inc.*§	16,800	54,264
CSG Systems International, Inc.*	17,861	346,682
Cybersource Corp.*§	15,700	283,856
Fidelity National Information Services, Inc.	11,200	263,872
Forrester Research, Inc.*	2,200	59,598
Gartner, Inc.*	2,800	59,920
Global Cash Access Holdings, Inc.*	12,430	100,683
Global Payments, Inc.§	15,357	683,386
Heartland Payment Systems, Inc.§	6,600	94,182
Integral Systems, Inc.*§	3,900	28,938
MAXIMUS, Inc.§	3,200	153,152
NeuStar, Inc. Class A*§	15,700	352,622
StarTek, Inc.*§	1,300	9,620
TeleTech Holdings, Inc.*	2,000	38,080
Wright Express Corp.*§	8,785	257,928
		3,055,957
Leisure Equipment & Products (0.7%)
Arctic Cat, Inc.*§	2,700	22,626
Brunswick Corp.§	4,900	52,577
Callaway Golf Co.§	3,500	26,110
Jakks Pacific, Inc.*§	22,700	249,700
Polaris Industries, Inc.§	1,900	83,999
Pool Corp.	3,000	55,080
RC2 Corp.*	4,600	66,102
Sturm, Ruger & Co., Inc.§	4,800	50,016
		606,210
Life Sciences Tools & Services (0.6%)
Cambrex Corp.*§	7,200	38,736
Dionex Corp.*	3,900	272,415
Enzo Biochem, Inc.*§	8,100	38,394
eResearchTechnology, Inc.*§	3,800	23,370
Kendle International, Inc.*	3,500	70,840
Paraxel International Corp.*§	3,700	71,558
		515,313
Machinery (2.4%)
Actuant Corp. Class A§	7,900	132,483
Albany International Corp. Class A	3,400	67,626
Astec Industries, Inc.*§	1,200	29,868
Badger Meter, Inc.§	4,700	177,613
Barnes Group, Inc.§	2,500	40,100
Briggs & Stratton Corp.§	7,700	127,281
Cascade Corp.§	2,700	78,165
CIRCOR International, Inc.	2,300	64,975
CLARCOR, Inc.	2,800	90,664
Colfax Corp.*§	1,200	13,524
Donaldson Co., Inc.	2,600	99,424
EnPro Industries, Inc.*§	4,700	114,445
ESCO Technologies, Inc.§	5,100	166,719
Gardner Denver, Inc.	3,000	119,550

	Number of Shares	Value

COMMON STOCKS
Machinery
John Bean Technologies Corp.§	6,300	$103,887
Kaydon Corp.	4,500	147,105
Lindsay Corp.§	1,969	79,233
Lydall, Inc.*	1,900	12,027
Mueller Industries, Inc.	2,100	51,639
Robbins & Myers, Inc.	5,482	121,810
Tennant Co.§	730	17,469
The Middleby Corp.*§	600	27,036
Toro Co.§	2,000	77,900
Watts Water Technologies, Inc. Class A§	4,600	133,078
		2,093,621
Media (0.8%)
Arbitron, Inc.§	1,500	37,965
E.W. Scripps Co. Class A*§	7,500	51,000
Harte-Hanks, Inc.§	1,165	12,302
Live Nation, Inc.*	29,427	337,531
Scholastic Corp.§	1,500	44,850
Valassis Communications, Inc.*	5,800	121,394
World Wrestling Entertainment, Inc. Class A§	4,500	72,000
		677,042
Metals & Mining (0.8%)
A.M. Castle & Co.	3,900	37,830
AMCOL International Corp.§	3,100	77,903
Brush Engineered Materials, Inc.*§	4,600	82,662
Century Aluminum Co.*	3,200	36,224
Hecla Mining Co.*§	55,400	252,624
Olympic Steel, Inc.§	2,200	61,028
Reliance Steel & Aluminum Co.	200	8,148
RTI International Metals, Inc.*§	1,700	42,075
Worthington Industries, Inc.§	3,755	54,335
		652,829
Multi-Utilities (0.7%)
Avista Corp.§	9,100	185,458
CH Energy Group, Inc.§	3,614	142,934
NSTAR§	8,192	281,313
		609,705
Multiline Retail (0.8%)
99 Cents Only Stores*	5,112	66,660
Big Lots, Inc.*§	10,900	309,669
Fred’s, Inc. Class A§	26,000	260,780
Tuesday Morning Corp.*§	7,300	31,901
		669,010
Oil, Gas & Consumable Fuels (0.5%)
Holly Corp.§	2,300	60,030
Penn Virginia Corp.§	2,600	63,102
Petroleum Development Corp.*§	1,300	27,248
Petroquest Energy, Inc.*§	3,100	16,864
St. Mary Land & Exploration Co.§	3,500	112,140
Stone Energy Corp.*§	2,500	39,850
Swift Energy Co.*§	2,200	55,132
World Fuel Services Corp.§	3,200	76,896
		451,262
Paper & Forest Products (0.7%)
Buckeye Technologies, Inc.*	14,487	165,731
Clearwater Paper Corp.*	2,700	132,111
Deltic Timber Corp.§	2,000	89,820
Neenah Paper, Inc.	2,000	27,840
Schweitzer-Mauduit International, Inc.§	1,020	76,745

	Number of Shares	Value

COMMON STOCKS
Paper & Forest Products
Wausau Paper Corp.*	9,100	$80,262
		572,509
Personal Products (0.2%)
Chattem, Inc.*§	1,100	102,806
The Estee Lauder Cos., Inc. Class A§	600	31,512
		134,318
Pharmaceuticals (0.5%)
Mylan, Inc.*§	8,500	154,955
Par Pharmaceutical Cos., Inc.*	3,300	86,856
Salix Pharmaceuticals, Ltd.*§	3,600	105,336
Viropharma, Inc.*§	5,500	54,340
		401,487
Professional Services (1.1%)
Administaff, Inc.§	1,500	34,260
CDI Corp.	3,200	41,248
Exponent, Inc.*	3,000	80,730
Heidrick & Struggles International, Inc.	4,200	106,806
Kelly Services, Inc. Class A*§	5,900	77,408
Korn/Ferry International*	9,430	139,564
Navigant Consulting, Inc.*	3,400	46,104
On Assignment, Inc.*	8,600	60,028
School Specialty, Inc.*§	3,900	86,151
Spherion Corp.*§	11,800	66,552
TrueBlue, Inc.*§	9,900	143,649
Volt Information Sciences, Inc.*	3,000	27,870
		910,370
Real Estate Investment Trusts (5.0%)
Acadia Realty Trust	8,312	132,410
American Campus Communities, Inc.	8,400	215,544
BioMed Realty Trust, Inc.§	14,400	209,808
Cedar Shopping Centers, Inc.§	11,200	78,176
Colonial Properties Trust§	6,600	72,666
Cousins Properties, Inc.§	3,930	30,104
DiamondRock Hospitality Co.*§	19,600	159,544
EastGroup Properties, Inc.§	1,600	61,216
Entertainment Properties Trust	2,600	90,766
Extra Space Storage, Inc.§	14,000	158,900
Franklin Street Properties Corp.§	15,700	197,192
Hatteras Financial Corp.§	1,500	41,085
Healthcare Realty Trust, Inc.§	27,600	578,772
Home Properties, Inc.§	2,700	119,691
Inland Real Estate Corp.§	14,100	119,004
Kilroy Realty Corp.§	3,200	92,448
Kite Realty Group Trust§	14,900	56,471
LaSalle Hotel Properties§	3,800	76,570
Lexington Realty Trust§	24,469	145,591
LTC Properties, Inc.§	5,300	134,514
Medical Properties Trust, Inc.§	18,600	186,186
Mid-America Apartment Communities, Inc.§	6,800	319,056
National Retail Properties, Inc.§	8,100	163,620
Parkway Properties, Inc.§	4,900	102,067
Pennsylvania Real Estate Investment Trust§	17,700	158,592
Post Properties, Inc.§	3,000	53,550
PS Business Parks, Inc.	3,800	181,944
Rayonier, Inc.§	800	33,552
Sovran Self Storage, Inc.§	4,600	155,940
Tanger Factory Outlet Centers, Inc.§	3,000	114,900
Urstadt Biddle Properties, Class A§	5,300	79,447
		4,319,326

	Number of Shares	Value

COMMON STOCKS
Real Estate Management & Development (0.2%)
Forestar Group, Inc.*§	8,100	$150,417

Road & Rail (0.7%)
Arkansas Best Corp.§	1,500	33,810
Heartland Express, Inc.§	3,700	51,393
Knight Transportation, Inc.§	3,357	60,762
Landstar System, Inc.	10,681	387,613
Marten Transport, Ltd.*§	1,500	26,415
Old Dominion Freight Line, Inc.*§	1,600	44,000
Werner Enterprises, Inc.§	600	11,868
		615,861
Semiconductors & Semiconductor Equipment (6.5%)
Actel Corp.*	6,500	71,630
Advanced Energy Industries, Inc.*§	7,700	101,024
ATMI, Inc.*§	1,900	31,882
Brooks Automation, Inc.*§	14,900	124,266
Cabot Microelectronics Corp.*	1,400	49,210
Cohu, Inc.	5,400	69,930
Cymer, Inc.*	1,900	59,603
Cypress Semiconductor Corp.*§	22,200	223,110
Diodes, Inc.*§	3,700	61,716
DSP Group, Inc.*§	4,900	33,761
Exar Corp.*§	9,300	65,379
FEI Co.*	6,000	124,800
Hittite Microwave Corp.*§	1,200	44,616
Kopin Corp.*§	14,900	61,239
Kulicke & Soffa Industries, Inc.*§	15,700	72,377
Micrel, Inc.§	4,900	36,603
Microsemi Corp.*	4,703	70,263
MKS Instruments, Inc.*	8,900	147,740
Pericom Semiconductor Corp.*	6,000	52,800
Rudolph Technologies, Inc.*§	6,600	41,382
Semtech Corp.*§	27,560	412,849
Sigma Designs, Inc.*§	6,100	67,771
Skyworks Solutions, Inc.*§	11,200	142,128
Standard Microsystems Corp.*§	5,400	107,730
Supertex, Inc.*§	3,019	72,305
Tessera Technologies, Inc.*	18,000	309,060
TriQuint Semiconductor, Inc.*§	27,100	162,600
Ultratech, Inc.*§	5,500	75,020
Varian Semiconductor Equipment Associates, Inc.*	4,900	143,717
Veeco Instruments, Inc.*§	82,300	2,618,786
		5,655,297
Software (3.9%)
Advent Software, Inc.*§	6,700	252,925
ANSYS, Inc.*	2,916	122,064
Ariba, Inc.*	12,300	154,857
AsiaInfo Holdings, Inc.*§	13,100	313,090
Blackbaud, Inc.§	8,700	194,010
CommVault Systems, Inc.*§	6,600	139,854
Concur Technologies, Inc.*§	3,269	129,616
Ebix, Inc.*§	6,600	95,568
Epicor Software Corp.*§	9,600	73,632
EPIQ Systems, Inc.*§	2,900	34,655
Fair Isaac Corp.§	4,400	96,492
JDA Software Group, Inc.*§	6,832	179,066
Manhattan Associates, Inc.*§	5,200	109,044
Netscout Systems, Inc.*	4,800	67,392
Pegasystems, Inc.§	5,700	189,525
Progress Software Corp.*§	4,800	135,024
Radiant Systems, Inc.*§	6,900	79,695
Red Hat, Inc.*§	8,600	234,092
Smith Micro Software, Inc.*§	7,100	55,025

	Number of Shares	Value

COMMON STOCKS
Software
Sonic Solutions*§	6,700	$57,352
Take-Two Interactive Software, Inc.*§	30,400	282,112
Taleo Corp. Class A*§	2,400	48,744
THQ, Inc.*§	15,200	76,608
TiVo, Inc.*§	7,200	64,944
Tyler Technologies, Inc.*§	5,900	110,507
Ultimate Software Group, Inc.*§	500	14,950
Websense, Inc.*§	3,900	72,267
		3,383,110
Specialty Retail (5.5%)
Aeropostale, Inc.*§	1,900	62,491
AnnTaylor Stores Corp.*§	6,600	82,896
Big 5 Sporting Goods Corp.§	5,100	74,511
Brown Shoe Co., Inc.§	10,400	127,400
Cabela’s, Inc.*§	2,500	40,300
Christopher & Banks Corp.§	8,900	59,185
Dress Barn, Inc.*	28,220	664,299
Genesco, Inc.*§	5,500	129,690
Group 1 Automotive, Inc.*§	17,100	495,900
Haverty Furniture Cos., Inc.§	4,700	57,951
Hibbett Sports, Inc.*	1,700	36,074
HOT Topic, Inc.*§	51,752	297,574
Jo-Ann Stores, Inc.*§	1,700	59,534
JOS. A. Bank Clothiers, Inc.*§	977	40,946
MarineMax, Inc.*§	5,100	46,053
Midas, Inc.*§	2,700	22,275
Monro Muffler, Inc.§	2,500	85,550
OfficeMax, Inc.*	16,700	216,599
PEP Boys-Manny, Moe & Jack§	10,600	88,510
Rent-A-Center, Inc.*	21,900	438,000
Ross Stores, Inc.§	11,800	541,974
Sonic Automotive, Inc. Class A*	9,300	88,815
Stage Stores, Inc.	8,912	115,143
Stein Mart, Inc.*§	6,300	49,770
The Buckle, Inc.§	1,550	47,027
The Cato Corp. Class A	7,000	143,150
The Children’s Place Retail Stores, Inc.*§	1,500	47,700
The Finish Line, Inc. Class A	12,500	138,625
The Gymboree Corp.*§	5,800	226,258
The Men’s Wearhouse, Inc.§	3,000	60,450
Tractor Supply Co.*	2,200	111,034
Williams-Sonoma, Inc.§	300	5,694
Zale Corp.*§	5,500	11,990
Zumiez, Inc.*§	5,100	64,923
		4,778,291
Textiles, Apparel & Luxury Goods (1.9%)
Carter’s, Inc.*	3,300	85,338
CROCS, Inc.*§	19,400	142,590
Deckers Outdoor Corp.*§	800	78,536
Iconix Brand Group, Inc.*§	4,000	50,480
K-Swiss, Inc. Class A*§	2,900	26,332
Liz Claiborne, Inc.*§	21,700	105,679
Lululemon Athletica, Inc.*§	6,400	180,736
Maidenform Brands, Inc.*	4,494	67,185
Movado Group, Inc.*§	4,200	45,906
Oxford Industries, Inc.§	3,200	57,088
Perry Ellis International, Inc.*	2,400	38,472
Phillips-Van Heusen Corp.	300	11,787
Quiksilver, Inc.*§	13,900	28,078
Skechers U.S.A., Inc. Class A*	1,900	53,314
Steven Madden, Ltd.*§	7,900	317,106
The Timberland Co. Class A*§	2,200	37,840
True Religion Apparel, Inc.*§	1,700	32,827

	Number of Shares	Value

COMMON STOCKS
Textiles, Apparel & Luxury Goods
Unifirst Corp.	2,100	$105,504
Volcom, Inc.*§	3,900	61,503
Wolverine World Wide, Inc.	3,400	89,930
		1,616,231
Thrifts & Mortgage Finance (0.4%)
Bank Mutual Corp.§	8,900	59,452
Brookline Bancorp, Inc.§	5,900	59,059
Dime Community Bancshares§	1,700	20,553
NewAlliance Bancshares, Inc.§	3,700	43,068
Trustco Bank Corp. NY§	23,545	141,270
		323,402
Tobacco (0.3%)
Alliance One International, Inc.*§	20,600	104,854
Universal Corp.§	3,500	158,865
		263,719
Trading Companies & Distributors (1.0%)
Applied Industrial Technologies, Inc.§	4,200	91,560
Beacon Roofing Supply, Inc.*§	21,400	359,520
Kaman Corp.	4,324	107,624
Lawson Products, Inc.§	900	14,535
Watsco, Inc.§	5,600	268,576
		841,815
Water Utilities (0.3%)
American States Water Co.§	4,200	139,524
California Water Service Group§	2,500	90,800
		230,324
Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	11,900	200,039
USA Mobility, Inc.§	1,400	14,546
		214,585
TOTAL COMMON STOCKS (Cost $74,675,029)		81,393,517

SHORT-TERM INVESTMENTS (50.9%)
State Street Navigator Prime Portfolio§§	38,599,260	38,599,260

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 02/01/10	$5,378	5,378,000

TOTAL SHORT-TERM INVESTMENTS (Cost $43,977,260)		43,977,260

TOTAL INVESTMENTS AT VALUE (145.0%) (Cost $118,652,289)		125,370,777

LIABILITIES IN EXCESS OF OTHER ASSETS (-45.0%)		(38,920,086)

NET ASSETS (100.0%)		$86,450,691

*         Non-income producing security.

§         Security or portion thereof is out on loan.

§§       Represents security purchased with cash collateral received for securities on loan.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 — quoted prices in active markets for identical investments

•     Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$81,393,517	$—	$—	$81,393,517
Short-Term Investments	38,599,260	5,378,000	—	43,977,260
Other Financial Instruments*	—	—	—	—
	$119,992,777	$5,378,000	$—	$125,370,777

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $118,652,289, $10,264,328, $(3,545,840) and $6,718,488, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010